Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Schedule of subsidiaries
	Country of incorporation	Activity	Ownership
			2020	2019
International General Insurance Holdings Limited	United Arab Emirates	Reinsurance and insurance	100%	-
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	-

The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited:
I.G.I Underwriting /Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%

The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd.:
Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%

Branches:
International General Insurance Company Ltd. - Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

Schedule of estimated useful lives of the right of use assets
Years
Office buildings	20
Aircraft	12.5
Office furniture	5
Computers	3
Equipment	4
Leasehold improvements	5
Vehicles	5
Right-of-use assets	2-7